10 Property and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property and equipment
10	Property and equipment

Cost	Building	Machinery and equipment	Lands	Vehicles	Furniture and fixtures	IT equipment	Library books	Laboratories and clinics	Leasehold improvements	Construction in progress	Total
As of January 1, 2018	-	20,135	-	120	8,357	6,494	10,016	-	7,094	1,187	53,403
Additions	-	3,226	2,770	-	1,023	1,728	949	-	1,940	7,918	19,554
Transfer	-	-		-	-	-	-	-	2,271	(2,271)	-
Business combinations	-	7,142	-	62	2,517	2,021	1,873	597	577	3,902	18,691
As of December 31, 2018	-	30,503	2,770	182	11,897	10,243	12,838	597	11,882	10,736	91,648
Additions	-	9,838	4,235	422	6,976	4,241	1,205	34	4,488	25,525	56,964
Transfers	-	-	-	-	-	(525)	-	-	-	-	(525)
Business combinations	-	3,988	-	103	2,565	2,035	4,096	418	14,541	470	28,216
As of December 31, 2019	-	44,329	7,005	707	21,438	15,994	18,139	1,049	30,911	36,731	176,303
Additions	-	13,806	672	-	4,550	9,657	1,012	-	54,748	5,387	89,832
Business combinations	6,771	8,973	5,724	508	3,061	2,493	2,473	-	12,787	5,090	47,880
Transfer	19,148	1,395	-	-	82	367	-	(1,049)	23,559	(43,502)	-
As of December 31, 2020	25,919	68,503	13,401	1,215	29,131	28,511	21,624	-	122,005	3,706	314,015

Depreciation
As of January 1, 2018	-	(7,810)	-	(49)	(3,449)	(3,472)	(6,012)	-	(136)	-	(20,928)
Depreciation	-	(1,886)	-	(10)	(812)	(1,017)	(1,003)	(27)	(202)	-	(4,957)
As of December 31, 2018	-	(9,696)	-	(59)	(4,261)	(4,489)	(7,015)	(27)	(338)	-	(25,885)
Depreciation	-	(4,097)	-	-	(1,629)	(2,495)	(1,648)	(359)	(1,317)	-	(11,545)
Disposals	-	-	-	-	-	447	-	-	-	-	447
As of December 31, 2019	-	(13,793)	-	(59)	(5,890)	(6,537)	(8,663)	(386)	(1,655)	-	(36,983)
Depreciation	-	(5,065)	-	(112)	(2,199)	(4,314)	(2,154)	(78)	(2,729)	-	(16,651)
Transfer	-	(464)	-	-	-	-	-	464	-	-	-
As of December 31, 2020	-	(19,322)	-	(171)	(8,089)	(10,851)	(10,817)	-	(4,384)	-	(53,634)

Net book value
As of December 31, 2020	25,919	49,181	13,401	1,044	21,042	17,660	10,807	-	117,621	3,706	260,381
As of December 31, 2019	-	30,536	7,005	648	15,548	9,457	9,476	663	29,256	36,731	139,320

The Company assesses, at each reporting date, whether there is an indication that a property and equipment asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. There were no indications of impairment of property and equipment as of and for the years ended December 31, 2020, 2019 and 2018.